Long-Term Debt, Secured Term Loans (Details) $ in Thousands	1 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($) Subsidiary Agreement	Dec. 31, 2020 USD ($) Subsidiary	Jun. 30, 2022 USD ($) Subsidiary Payment Agreement Vessel	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 31, 2019 USD ($) Subsidiary
Long-Term Debt [Abstract]
Number of long term loan agreements | Agreement	2		2
Number of balloon installment payments | Payment			1
Arrangement fee percentage			1.00%
Number of tanker vessels used as collateral | Vessel			5
Net book value of tanker vessels used as collateral	$ 120,534		$ 120,534
LIBOR [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Margin on variable rate			2.75%
LIBOR [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Margin on variable rate			2.85%
Nordea Bank and Piraeus Bank Loans [Member]
Long-Term Debt [Abstract]
Minimum term of charter used as security under loan agreements			2 years
Compensating cash balance required under loan agreements	5,000		$ 5,000		$ 9,000
Weighted average interest rate			3.25%	2.92%
Interest expense on long-term debt			$ 789	$ 824
Accrued interest	$ 62		$ 62		$ 51
Nordea Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Number of vessel-owning subsidiaries entering into loan agreement | Subsidiary	2		2					2
Borrowing capacity						$ 59,000	$ 47,000	$ 33,000
Nordea Bank Secured Term Loan [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Borrowing capacity	$ 31,933		$ 31,933
Piraeus Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Number of balloon installment payments | Payment			1
Arrangement fee percentage			0.75%
Number of vessel-owning subsidiaries entering into loan agreement | Subsidiary		3
Borrowing capacity		$ 31,526
Proceeds from loan agreement		29,958
Amount available for drawdown	7,333	$ 0	$ 7,333
Minimum liquidity requirement	$ 5,000		$ 5,000
Percentage of outstanding loan maintained by Piraeus Bank as part of minimum liquidity requirement	5.00%		5.00%
Piraeus Bank Secured Term Loan [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Proceeds from loan agreement	$ 24,600
Piraeus Bank Secured Term Loan [Member] | LIBOR [Member]
Long-Term Debt [Abstract]
Margin on variable rate			2.70%